Average Annual Total Returns - ETF - Vanguard ESG US Stock ETF	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV Since Inception	ETF Shares Based on NAV Inception Date	ETF Shares Based on NAV Return After Taxes on Distributions 1 Year	ETF Shares Based on NAV Return After Taxes on Distributions Since Inception	ETF Shares Based on NAV Return After Taxes on Distributions Inception Date	ETF Shares Based on NAV Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Based on NAV Return After Taxes on Distributions and Sale of Fund Shares Since Inception	ETF Shares Based on NAV Return After Taxes on Distributions and Sale of Fund Shares Inception Date	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price Since Inception	ETF Shares Based on Market Price Inception Date	FTSE US All Cap Choice Index (reflects no deduction for fees, expenses, or taxes) 1 Year	FTSE US All Cap Choice Index (reflects no deduction for fees, expenses, or taxes) Since Inception	FTSE US All Cap Choice Index (reflects no deduction for fees, expenses, or taxes) Inception Date	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Inception Date
Total	33.40%	11.52%	Sep. 18, 2018	32.96%	11.17%	Sep. 18, 2018	20.03%	8.76%	Sep. 18, 2018	33.51%	11.54%	Sep. 18, 2018	33.53%	11.65%	Sep. 18, 2018	30.90%	9.46%	Sep. 18, 2018